UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
REVENUES		$ 20,000
COST OF REVENUES		18,378
GROSS PROFIT		1,622
OPERATING EXPENSES:
General and administrative		828,632	854,683
Total operating expenses		828,632	854,683
LOSS FROM OPERATIONS		(827,010)	(854,683)
OTHER INCOME (EXPENSE)
Interest income		23,831
Other income (expense), net		(8,772)	85,389
Total other income (expense), net		15,059	85,389
LOSS BEFORE INCOME TAXES		(811,951)	(769,294)
PROVISION FOR (BENEFIT OF) INCOME TAXES
NET LOSS FROM CONTINUING OPERATIONS		(811,951)	(769,294)
NET LOSS FROM DISCONTINUED OPERATIONS			(4,101,419)
NET LOSS		(811,951)	(4,870,713)
Less: Net loss attributable to noncontrolling interest from discontinued operations			(287,097)
NET LOSS ATTRIBUTABLE TO INFOBIRD CO.,LTD		(811,951)	(4,583,616)
NET LOSS		(811,951)	(4,870,713)
FOREIGN CURRENCY TRANSLATION ADJUSTMENT		2,574	434,101
TOTAL COMPREHENSIVE LOSS		(809,377)	(4,436,612)
Less: Comprehensive loss attributable to noncontrolling interests from discontinued operations			(277,755)
COMPREHENSIVE LOSS ATTRIBUTABLE TO INFOBIRD CO., LTD		$ (809,377)	$ (4,158,857)
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES*
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES, Basic	[1]	1,867,332	25,741
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES, Diluted	[1]	1,867,332	25,741
LOSS PER SHARE
LOSS PER SHARE Basic - continuing operations		$ (0.43)	$ (29.89)
LOSS PER SHARE diluted - continuing operations		(0.43)	(29.89)
LOSS PER SHARE Basic - discontinued operations			(159.33)
LOSS PER SHARE diluted - discontinued operations			$ (159.33)

[1]	retroactively restated to reflect 1-for-20 share consolidation effective on November 15, 2023, 1-for-8 share consolidation effective on March 4, 2024 and the Capital Reduction and Reorganization effective on May 2, 2024.